CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Summary of Condensed Statements of Cash Flows of the Parent Company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (216,822)	$ (31,433)	¥ (25,991)	¥ (261,514)
Net cash generated from investing activities	92,565	13,419	(513,795)	551,015
Net cash (used in)/generated from financing activities	(94,555)	(13,710)	(463)	(13,876)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	45,823	6,642	(19,763)	(53,624)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(172,989)	(25,082)	(560,012)	222,001
Cash, cash equivalents and restricted cash at beginning of the year	629,732	91,303	1,189,744	967,743
Cash, cash equivalents and restricted cash at the end of the year	456,743	$ 66,221	629,732	1,189,744
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(9,075)		(23,226)	(29,257)
Net cash generated from investing activities	154,552		29,919	6,372
Net cash (used in)/generated from financing activities	(94,752)		788	(16,176)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,960		(2,457)	(163)
Net (decrease)/increase in cash, cash equivalents and restricted cash	56,685		5,024	(39,224)
Cash, cash equivalents and restricted cash at beginning of the year	8,678		3,654	42,878
Cash, cash equivalents and restricted cash at the end of the year	¥ 65,363		¥ 8,678	¥ 3,654